Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	UAL
Entity Registrant Name	United Continental Holdings, Inc.
Entity Central Index Key	0000100517
United Airlines, Inc.
Document Information [Line Items]
Entity Registrant Name	United Airlines, Inc.
Entity Central Index Key	0000319687